Revenue from Contracts with Customers	6 Months Ended
Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers

Note 10. Revenue from Contracts with Customers

The Company recognizes revenue in accordance with ASC 606, Revenue from Contracts with Customers. Revenue is recognized when control of promised services is transferred to customers in an amount that reflects the consideration the Company expects to receive in exchange for those services.

The Company provides digital advertising and marketing services, including weekly audio, video, and social media placements. These services represent a single performance obligation satisfied over time, as customers simultaneously receive and consume the benefits of the services as they are delivered. The Company uses a time-elapsed (straight-line) measure of progress for arrangements in which services are provided evenly throughout the contract term.

Customer payments are typically due upfront or within 30 days of service commencement. Consideration is generally fixed, and the Company does not have material variable consideration, noncash consideration, or significant financing components.

Significant Judgments

Significant judgments affecting the amount and timing of revenue recognition include:

●	Identification of performance obligations: Digital advertising services are determined to be a single performance obligation under the series guidance in ASC 606-10-25-14(b).
●	Measure of progress: Straight-line recognition is applied because services are delivered evenly over the contract period.
●	Assessment of collectability: The Company evaluates customer creditworthiness at contract inception and throughout the arrangement.

Costs to Obtain or Fulfill a Contract

The Company does not incur incremental costs to obtain contracts (such as sales commissions). Costs to fulfill a contract are not capitalized because such costs are either immaterial or do not meet the criteria under ASC 340-40.

Remaining Performance Obligations

As of December 31, 2025 , the Company’s remaining performance obligations under non-cancelable contracts were $1,000, all of which are expected to be recognized as revenue within the next 6 months. The Company applies the practical expedient in ASC 606-10-50-14(a) for contracts with an original duration of one year or less.